Equity Offerings (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Equity Offerings

(U.S. Dollars in thousands)	2015	2014
Gross proceeds received (1)	$121,224	$152,014
Less: Underwriters’ discount	4,300	4,991
Less: Offering expenses	293	340

Net proceeds received	116,631	146,683

(1)	Includes General Partner’s 2% proportional capital contribution